Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding	The following amounts were outstanding at 31 December:

	2022	2021
	£m	£m
Amounts owed by related parties
Kantar	26.1	30.3
Other	62.4	45.7
	88.5	76.0
Amounts owed to related parties
Kantar	(10.5)	(6.2)
Other	(65.2)	(51.4)
	(75.7)	(57.6)